Related Party Transactions (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Repayment of notes payable	$ 53,000				$ 4,700	$ 4,700
Loans outstanding		$ 13,000	$ 13,000	$ 13,000
Reimbursement expenses			53,000	$ 440,000
Settlement of outstanding obligations	$ 316,919
Service Agreement [Member[ | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Capital expenditure		100,000	100,000
Reimbursement expenses		$ 5,000	$ 5,000